ASSETS HELD FOR SALE AND INSURANCE PROCEEDS (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Assets and liabilities Held for Sale
Assets and liabilities held for sale at December 31, 2013 and 2012, respectively, were comprised of the following:

	December 31,	December 31,
(Dollars in thousands)	2013	2012
Property, plant, and equipment, net (1)	$—	$12,124
Reforestation (1)	50	12,743
Assets held for sale	$50	$24,867
Asset retirement obligations	$—	$176
Liabilities related to assets held for sale	$—	$176

(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.